Investment Strategy - Synera Funds Japan Active+ ETF	Jun. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing in Japanese equity and equity-related securities (e.g. common and preferred stock) of all market capitalizations. The Fund may invest directly in equity securities or in other ETFs, which may include other ETFs managed by the Sub-Adviser, Twin Oak ETF Company (the “Sub-Adviser” or “Twin Oak”), that primarily invest in equity securities. The Fund may also invest in derivatives, including equity options, swaps, futures, forwards and structured notes, to achieve the desired equities exposure.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Japanese equity and equity-related securities. For purposes of this policy, the Fund considers all equities and initial public offerings listed on a Japanese exchange to be Japanese equity securities.

The Fund seeks long-term capital appreciation by investing primarily in equity securities of Japanese companies that Twin Oak believes are positioned to benefit from medium- to long-term structural changes in society and industry. Twin Oak relies on a model portfolio compiled by Sumitomo Mitsui Trust Asset Management Americas, Inc. (the “Model Sub-Adviser”) to determine the investments in this Japanese equity portion of the investment strategy (the “Japanese Equity Portion”). The Model Sub-Adviser employs a thematic investment approach to identify areas of sustained growth potential and applies bottom-up fundamental research to select companies whose long-term earnings prospects, in the judgment of the Model Sub-Adviser, are not fully reflected in current market prices.

The Model Sub-Adviser begins with a broad universe of Japanese equities and applies liquidity and credit risk screens to establish its research coverage universe. The Model Sub-Adviser applies a liquidity screen to approximately 4,000 listed stocks, which tends to remove smaller market capitalization stocks, defined as stocks with a market capitalization of less than 20 billion Japanese yen. . Credit risk of the remaining universe of stocks is monitored through an internal review process, and securities identified as having elevated default risk are excluded from the eligible investment universe and are not permitted to be held in the portfolio. The remaining research universe includes approximately 800 stocks representing approximately over 90% of the Tokyo Stock Exchange’s market capitalization.

The Fund will also implement a quantitative and systematic trading methodology (the “futures strategy”), based upon signals generated from an analysis of price, price-derivative, fundamental and other quantitative data, managed by the Adviser. This portion (the “Futures Portion”) of the Fund’s portfolio will seek positive absolute returns over time (periods of 3 to 5 years or longer) with low correlation to traditional securities portfolios by investing in futures and forward contracts, and foreign currency spot transactions (and, potentially, option and swap contracts), seeking exposure to currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities. The Fund may take long or short positions. The Fund will execute the commodities portion of its futures strategy primarily by investing in a wholly owned and controlled subsidiary (the “Subsidiary”). Because the Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Subsidiary is advised by the same investment advisers and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is the sole shareholder of its Subsidiary and does not expect Shares of its Subsidiary to be offered or sold to other investors. The Subsidiary invests solely in commodity futures and cash and cash equivalents. In compliance with Subchapter M of the Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s commodity futures held in the Subsidiary are intended to provide the Fund with exposure to commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities and related instruments. The Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

The Fund anticipates that at least 80% of its investment portfolio will be held in the Japanese Equity Portion and at least 10% of its investment portfolio will be held in the Futures Portion.

Under normal market conditions, at the time of initial investment, the Fund may invest up to 30% of its investment portfolio in derivatives. The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Trading Sub-Adviser”) as the sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund is required to comply with Rule 18f-4 under the 1940 Act and has adopted and implemented written policies and procedures reasonably designed to manage the Fund's derivatives risk and ensure compliance with Rule 18f-4. The Fund may employ leverage to the full extent permitted in compliance with Rule 18f-4. Under Rule 18f-4, the Fund must comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk.